Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of short term borrowings

The balance of short-term borrowings consisted of the following:

	Annual Interest		As of December 31,
	Rate	Maturity	2024	2025
			RMB	RMB
Bank of Ningbo	2.55%-3.00%	July, August, September and November 2026	-	22,861
Bank of Beijing	3.00%	August 2026	-	10,000
Industrial Bank	2.90%	March 2026	-	10,000
Bank of Hangzhou	3.50%-3.60%	January, February and July 2026	-	7,000
Bank of Nanjing	3.00%-3.60%	March, June and July 2026	-	10,000
Bank of China	2.45%	November 2026	-	10,000
Xiamen International Bank	4.00 $	May and June 2026	-	10,000
Industrial and Commercial Bank of China	2.35%	June 2026	-	10,000
Bank of Shanghai	3.00%	October 2026	-	5,000
China Merchants Bank	2.80%	February 2025	2,000	-
Bank of Ningbo	3.3%-4.5%	May, July and October 2025	20,800	-
Bank of Beijing	3.00%	August 2025	10,000	-
Industrial Bank	3.20%	March 2025	10,000	-
Bank of China	2.35%	November 2025	5,000	-
Bank of Hangzhou	3.55%-3.60%	June and November 2025	10,000	-
Bank of Nanjing	3.60%	January, June and July 2025	9,670	-
Total			67,470	94,861